Land Use Rights (Details 1)	Jun. 30, 2015 USD ($)
Years ending June 30,
2016	$ 79,353
2017	79,353
2018	79,353
2019	79,353
2020	79,353
Thereafter	2,437,068
Total	$ 2,833,833